INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(6)         INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, all of which were acquired during the year ended March 31, 2009, as of March 31, 2011 and 2012.

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Testing service technology	800,000	(800,000)	—	3
Customer relationships	1,300,000	(334,165)	965,835	12

Total intangible assets	26,226,706	(8,629,440)	17,597,266

	March 31, 2011
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(5,089,214)	19,037,492	10
Testing service technology	800,000	(555,556)	244,444	3
Customer relationships	1,300,000	(225,832)	1,074,168	12

Total intangible assets	26,226,706	(5,870,602)	20,356,104

ETS TOEIC license represents the amounts paid to Educational Testing Service (“ETS”) under a master distributor agreement for the exclusive right to market, distribute, administer and sell the Test of English for International Communication (“TOEIC”) in mainland PRC for ten years commencing from March 2009.

Amortization expenses for intangible assets were RMB 2,787,670, RMB 2,850,487 and RMB 2,758,838 for the year ended March 31, 2010, 2011 and 2012, respectively. Estimated amortization expense is RMB 2,514,394 for each of the next five years.